Note 8 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Current	$ 2,585
Debt Securities, Held-to-maturity, Noncurrent	$ 3,948
Debt Securities, Held-to-maturity, Term (Year)	10 years
Equity Securities, FV-NI	$ 3,847	$ 3,887